INVENTORIES, NET	12 Months Ended
Sep. 30, 2011
INVENTORIES, NET

6. INVENTORIES, NET

Inventories consisted of the following:

	As of September 30,
	2010	2011
	US$	US$

Finished goods	416	285
Raw materials	183	78

	599	363

Inventories provision as of September 30, 2009, 2010 and 2011 were US$3, US$2 and US$3, respectively.